Note 22 - SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets	$ 330,208	$ 288,697
Non-current assets	8,780	5,678
Current liabilities	146,494	117,741
Non-current liabilities	8,279	4,859
Total shareholders' equity	161,717	146,510
Equity Investees
Current assets	82,231	54,968
Non-current assets	17,381	17,961
Current liabilities	(72,389)	(44,870)
Non-current liabilities	(303)	(1,156)
Total shareholders' equity	$ 26,920	$ 26,903